Property and Equipment, Net (Tables)	3 Months Ended		6 Months Ended	12 Months Ended
	Mar. 31, 2025	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2024	Jun. 30, 2023
Property, Plant and Equipment [Line Items]
Schedule of Property and Equipment, Net
Property and equipment, net consists of the following as of March 31, 2025, and December 31, 2024:

	March 31, 2025	December 31, 2024
Furniture and fixtures	$170,607	$170,607
Leasehold improvements	544,629	544,629
Machinery and office equipment	1,465,855	1,423,183
Software	72,394	72,394

	2,253,485	2,210,813
Less accumulated depreciation and amortization	(2,101,505)	(2,087,447)

	$151,980	$123,366

$ (thousands)
Balance, June 30, 2024	674
Depreciation	(17)

Balance, September 30, 2024	657

$ (thousands)
Balance, June 30, 2023	709
Additions	20
Depreciation	(30)

Balance, December 31, 2023	699

$ (thousands)
Balance, June 30, 2022	90
Additions	679
Less depreciation	(60)

Balance, June 30, 2023	709
Additions	20
Less depreciation	(55)

Balance, June 30, 2024	674

TUHURA BIOSCIENCES, INC. AND SUBSIDIARY [Member]
Property, Plant and Equipment [Line Items]
Schedule of Property and Equipment, Net

	December 31, 2024	December 31, 2023
Furniture and fixtures	$170,607	$170,607
Leasehold improvements	544,629	544,628
Machinery and office equipment	1,423,183	1,365,277
Software	72,394	72,394

	December 31, 2024	December 31, 2023
	2,210,813	2,152,906
Less accumulated depreciation and amortization	(2,087,447)	(1,970,736)

	$123,366	$182,170